Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events
18.     Subsequent events

Appointment of the new Chief Executive Officer

The Company's Board of Directors met on January 31, 2022 and elected Mr. Cassio Schmitt as Getnet's new Chief Executive Officer (CEO), scheduled for April 1, 2022 and subject to approval by the Central Bank of Brazil. The announcement made to the market takes place in continuation of the Material Fact released on December 7, 2021 (when the resignation of the current CEO, Pedro Carlos Araújo Coutinho, responsible for executive functions until March 31, 2022 was announced).

Mr. Schmitt is Brazilian, with a degree in economics from the Federal University of Rio Grande do Sul, a master's degree in corporate economics from Fundação Getúlio Vargas, and an MBA from the Sloan School of Business, Massachusetts Institute of Technology. He has extensive experience in the financial market, having passed through Unibanco, among other financial institutions. In 2004 he joined Banco Santander Brasil, having gone through different positions, such as Project Finance, Risks and Credit Recovery. His last role at Santander was as director responsible for the Companies, Governments and Institutional Retail Sector.

UN Global Compact

On January 24, 2022, the Company informed the market of its agreement to the UN Global Compact. The Global Compact is a voluntary Initiative of the United Nations that aims to mobilize business practices of the business community in the areas of human rights, labor, environment and anti-corruption.

Getnet's agreement endorses sustainability as a strategic and cultural pillar of the Company, integrating this initiative with the other fronts already in operation.

The Company since 2021 has focused on scaling ESG's actions from a perspective covering business, risk management, governance and fronts issues to engage stakeholders and generate value for customers and society. Getnet throughout 2021 made other public commitments such as the signing of the Women's Empowerment Principles, the UN's initiative for women's empowerment in companies, and the UN Free & Equal initiative, aimed at the LGBTQIA+ front.